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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21483
                                  ----------------------------------------------

                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       401 W. Main Street, Suite 2100       Louisville, Kentucky        40202
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 657-6460
                                                     ---------------------------

Date of fiscal year end:        February 29, 2009
                          ------------------------------------

Date of reporting period:       May 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
   SHARES       COMMON STOCKS - 97.1%                                VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 8.6%
      30,918    American Axle & Manufacturing Holdings, Inc.     $     574,766
      37,284    AnnTaylor Stores Corp.(a)                            1,020,836
      78,496    Brown Shoe Co., Inc.                                 1,325,797
      36,810    CBRL Group, Inc.                                     1,084,054
      24,091    CEC Entertainment, Inc.(a)                             870,649
      47,923    Cinemark Holdings, Inc.                                693,446
      32,421    Collective Brands, Inc.(a)                             367,330
      89,394    Entercom Communications Corp.                          865,334
      28,530    Ethan Allen Interiors, Inc.                            799,981
      58,446    Media General, Inc. - Class A                          890,717
      13,063    Phillips-Van Heusen Corp.                              593,452
      38,860    RC2 Corp.(a)                                           750,387
      47,428    Ryland Group, Inc.                                   1,318,498
      76,215    Stage Stores, Inc.                                   1,029,665
      82,406    Standard Pacific Corp.                                 258,755
                                                                 -------------
                                                                    12,443,667
                                                                 -------------
                CONSUMER STAPLES - 3.6%
      42,311    Fresh Del Monte Produce, Inc.(a)                     1,249,867
      53,515    Lance, Inc.                                          1,118,999
      35,394    Longs Drug Stores Corp.                              1,678,383
      34,001    Ruddick Corp.                                        1,208,056
                                                                 -------------
                                                                     5,255,305
                                                                 -------------
                ENERGY - 4.2%
      13,526    BPZ Resources, Inc.(a)                                 307,581
      21,316    Carrizo Oil & Gas, Inc.(a)                           1,427,319
      24,327    Holly Corp.                                          1,032,681
      30,007    Penn Virginia Corp.                                  1,891,041
       7,872    PetroQuest Energy, Inc.(a)                             174,365
      35,428    Rex Energy Corp.(a)                                    792,170
       6,227    Stone Energy Corp.(a)                                  420,821
                                                                 -------------
                                                                     6,045,978
                                                                 -------------
                FINANCIALS - 30.4%
      15,255    Alexandria Real Estate Equities, Inc.                1,591,097
      36,527    American Campus Communities, Inc.                    1,111,151
     142,413    American Equity Investment Life Holding Co.          1,505,305
      63,461    AmTrust Financial Services, Inc.                       949,377
     172,402    Anworth Mortgage Asset Corp.                         1,218,882
      67,237    Assured Guaranty Ltd.                                1,553,175
      12,458    BankAtlantic Bancorp, Inc.                              21,926
      45,083    Calamos Asset Management, Inc. - Class A               912,029
      59,215    Central Pacific Financial Corp.                        883,488
      98,608    Chimera Investment Corp.                             1,366,707
      30,010    Citizens Republic Bancorp, Inc.                        166,255
      61,405    Dime Community Bancshares                            1,116,343


     See accompanying notes to schedule of investments.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES       COMMON STOCKS - 97.1% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
                FINANCIALS - 30.4% (CONTINUED)
      24,667    Downey Financial Corp.                           $     165,762
      93,440    DuPont Fabros Technology, Inc.                       1,891,226
     100,698    E*TRADE Financial Corp.(a)                             412,862
      32,732    FirstFed Financial Corp.(a)                            482,470
      73,782    First Horizon National Corp.                           707,569
      97,790    FirstMerit Corp.                                     1,976,336
      85,560    First Midwest Bancorp, Inc.                          2,233,116
      34,050    Hancock Holding Co.                                  1,514,884
      46,086    Hanover Insurance Group, Inc. (The)                  2,124,565
      17,928    Health Care REIT, Inc.                                 865,922
      32,901    International Bancshares Corp.                         833,711
      24,932    KBW, Inc.(a)                                           613,826
      10,646    LandAmerica Financial Group, Inc.                      317,038
     187,199    MFA Mortgage Investments, Inc.                       1,360,937
      19,912    Navigators Group, Inc.(a)                            1,005,357
     152,324    NorthStar Realty Finance Corp.                       1,523,240
      96,180    Old National Bancorp                                 1,681,226
      20,233    PacWest Bancorp                                        426,512
      17,887    ProAssurance Corp.(a)                                  916,351
      76,578    RAIT Financial Trust                                   681,544
      87,260    Realty Income Corp.                                  2,137,870
      29,352    RLI Corp.                                            1,501,061
      39,396    Selective Insurance Group, Inc.                        861,984
      35,867    South Financial Group, Inc. (The)                      197,627
      24,969    Sterling Financial Corp.                               221,725
      51,111    Trustmark Corp.                                      1,020,176
      50,315    Washington Federal, Inc.                             1,126,553
      39,318    Washington Real Estate Investment Trust              1,324,623
      31,999    World Acceptance Corp.(a)                            1,414,996
                                                                 -------------
                                                                    43,936,804
                                                                 -------------
                HEALTH CARE - 9.3%
      70,786    Alpharma, Inc. - Class A(a)                          1,783,099
      17,054    AmSurg Corp.(a)                                        465,233
      33,937    Kindred Healthcare, Inc.(a)                            936,322
      51,718    LifePoint Hospitals, Inc.(a)                         1,654,459
      47,361    Magellan Health Services, Inc.(a)                    1,906,280
      20,958    Owens & Minor, Inc.                                    995,086
      31,859    Perrigo Co.                                          1,166,358
      54,905    Sciele Pharma, Inc.(a)                               1,202,969
      67,257    STERIS Corp.                                         2,034,524
      24,280    Varian, Inc.(a)                                      1,347,297
                                                                 -------------
                                                                    13,491,627
                                                                 -------------
                INDUSTRIALS - 12.1%
      29,540    Actuant Corp. - Class A                              1,078,505
      22,940    A.O. Smith Corp.                                       829,281
      31,957    Belden, Inc.                                         1,338,679
      23,887    Consolidated Graphics, Inc.(a)                       1,312,113
      44,033    Curtiss-Wright Corp.                                 2,268,140
      11,955    Esterline Technologies Corp.(a)                        740,373
      32,535    Genesee & Wyoming, Inc. - Class A(a)                 1,328,079

     See accompanying notes to schedule of investments.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES       COMMON STOCKS - 97.1% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
                INDUSTRIALS - 12.1% (CONTINUED)
      93,844    Geo Group, Inc. (The)(a)                         $   2,157,474
      96,716    IKON Office Solutions, Inc.                          1,169,296
      63,379    MasTec, Inc.(a)                                        747,238
      20,888    Moog, Inc. - Class A(a)                                947,062
       9,113    Old Dominion Freight Line, Inc.(a)                     275,030
      62,913    Quanta Services, Inc.(a)                             2,015,733
       7,860    Regal-Beloit Corp.                                     365,490
       9,659    Walter Industries, Inc.                                900,605
                                                                 -------------
                                                                    17,473,098
                                                                 -------------
                INFORMATION TECHNOLOGY - 15.2%
     129,734    ADC Telecommunications, Inc.(a)                      2,042,013
      61,886    Advanced Energy Industries, Inc.(a)                    980,274
     141,335    Arris Group, Inc.(a)                                 1,322,896
     568,662    Atmel Corp.(a)                                       2,541,919
      80,582    Benchmark Electronics, Inc.(a)                       1,431,942
      44,897    Diodes, Inc.(a)                                      1,267,442
     110,521    Fairchild Semiconductor International, Inc.(a)       1,657,815
      28,596    Harris Stratex Networks, Inc. - Class A(a)             321,419
      29,968    Insight Enterprises, Inc.(a)                           401,571
     117,283    Integrated Device Technology, Inc.(a)                1,322,952
      85,294    Mentor Graphics Corp.(a)                               993,675
     110,893    Parametric Technology Corp.(a)                       2,082,571
      69,924    Plexus Corp.(a)                                      1,973,955
      64,900    Sybase, Inc.(a)                                      2,078,098
      78,993    Veeco Instruments, Inc.(a)                           1,519,035
                                                                 -------------
                                                                    21,937,577
                                                                 -------------
                MATERIALS - 4.0%
       7,065    CF Industries Holdings, Inc.                           967,199
      60,742    H.B. Fuller Co.                                      1,510,654
      60,811    Myers Industries, Inc.                                 738,854
      45,199    Silgan Holdings, Inc.                                2,586,739
                                                                 -------------
                                                                     5,803,446
                                                                 -------------
                TELECOMMUNICATIONS SERVICES - 1.2%
     406,578    Cincinnati Bell, Inc.(a)                             1,711,693
                                                                 -------------

                UTILITIES - 8.5%
      29,488    ALLETE, Inc.                                         1,309,857
      68,787    Cleco Corp.                                          1,718,299
      52,302    IDACORP, Inc.                                        1,603,579
      60,993    New Jersey Resources Corp.                           2,031,677
      37,419    Northwest Natural Gas Co.                            1,705,932
      55,497    PNM Resources, Inc.                                    824,130
      32,757    Portland General Electric Co.                          766,841
      79,183    Vectren Corp.                                        2,335,899
                                                                 -------------
                                                                    12,296,214
                                                                 -------------

                TOTAL COMMON STOCKS (Cost $145,637,581)          $ 140,395,409
                                                                 -------------

     See accompanying notes to schedule of investments.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES       MONEY MARKET FUNDS - 2.8%                            VALUE
--------------------------------------------------------------------------------
   4,039,607    First American Treasury Obligations Fund -
                  Class Y, 1.966%(b) (Cost $4,039,607)           $   4,039,607
                                                                 -------------

                TOTAL INVESTMENT SECURITIES AT VALUE - 99.9%
                  (Cost $149,677,188)                            $ 144,435,016

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%           193,684
                                                                 -------------

                NET ASSETS - 100.0%                              $ 144,628,700
                                                                 =============

(a)  Non-income producing security.

(b) Variable rate security. The coupon rate shown is the effective 7-day yield as of May 31, 2008.

     See accompanying notes to schedule of investments.

VERACITY SMALL CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================

1.   SECURITIES VALUATION

     Securities of Veracity Small Cap Value Fund (the "Fund") that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC (the "Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim period within those fiscal years. Therefore, the Fund has adopted SFAS No. 157 with this Schedule of Investments.

     Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

       o     Level 1 - quoted prices in active markets for identical securities
       o     Level 2 - other significant observable inputs
       o     Level 3 - significant unobservable inputs

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     As of May 31, 2008, all of the inputs used to value the Fund's investments were Level 1.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following information is computed on a tax basis for each item as of May 31, 2008:

               Cost of portfolio investments          $  152,853,535
                                                      ==============

               Gross unrealized appreciation          $   10,937,983
               Gross unrealized depreciation             (19,356,502)
                                                      --------------

               Net unrealized depreciation            $   (8,418,519)
                                                      ==============

VERACITY SMALL CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Veracity Funds
             -------------------------------------------------------------------



By (Signature and Title)*    /s/ Matthew G. Bevin
                           -----------------------------------------------------
                            Matthew G. Bevin, President

Date          July 28, 2008
      ------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Matthew G. Bevin
                           -----------------------------------------------------
                            Matthew G. Bevin, President

Date          July 28, 2008
      ------------------------------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------------------------
                            Mark J. Seger, Treasurer

Date          July 28, 2008
      ------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.